Share-Based Compensation - Summary of Restricted Shares Activity (Details) - Restricted Share Units - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Number of shares, Outstanding	123,791,055	137,243,670	9,040,000
Number of shares, Granted	102,323,925	62,410,200	236,768,940
Number of shares, Forfeited	(28,129,155)	(22,844,235)	(6,991,000)
Number of shares, Vested	(51,031,395)	(53,018,580)	(101,574,270)
Number of shares, Outstanding	146,954,430	123,791,055	137,243,670
Weighted average grant date fair value, Outstanding	$ 0.60	$ 0.74	$ 0.23
Weighted average grant date fair value, Granted	0.15	0.25	0.58
Weighted average grant date fair value, Forfeited	0.29	0.32	0.48
Weighted average grant date fair value, Vested	0.60	0.68	0.33
Weighted average grant date fair value, Outstanding	$ 0.35	$ 0.60	$ 0.74